Property, Plant and Equipment (Impairment Brazil) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill	$ 12,043	$ 12,114